Real Estate Investments (Schedule of Real Estate Properties) (Details) (USD $)	12 Months Ended		27 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011 property	Dec. 31, 2012 Total Portfolio, As of Document End Date [Member] property sqft
Business Acquisition [Line Items]
Number of Real Estate Properties	2
Real Estate Investment, Aggregate Purchase Price			$ 1,529,811,000
Area of properties, in square feet			13,000,000
Number of businesses cquired	466	41	507
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price	1,457,358,000	72,453,000
Business Acquisition, Pending Purchase Price Allocation	$ 183,900,000